Bank Debt, detail (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total	$ 520,149	$ 615,667
Curent portion	34,848	19,199
Long term portion	485,301	596,468
Pelea | Current loan agreement
Debt Instrument [Line Items]
Total	32,298	32,298
Commencement	Dec. 01, 2012
Maturity	Jun. 01, 2019
Marindou | Current loan agreement
Debt Instrument [Line Items]
Total	28,400	28,400
Commencement	Dec. 01, 2012
Maturity	Jan. 01, 2018
Avstes | Current loan agreement
Debt Instrument [Line Items]
Total	22,700	22,700
Commencement	Dec. 01, 2012
Maturity	Apr. 01, 2018
Eniadefhi | Current loan agreement
Debt Instrument [Line Items]
Total	33,750	33,750
Commencement	Dec. 01, 2012
Maturity	Feb. 01, 2019
Eniaproh | Current loan agreement
Debt Instrument [Line Items]
Total	24,000	24,000
Commencement	Dec. 01, 2012
Maturity	Nov. 01, 2018
Maxdodeka | Current loan agreement
Debt Instrument [Line Items]
Total	23,150	23,150
Commencement	Dec. 01, 2012
Maturity	Feb. 01, 2016
Maxeikosi | Current loan agreement
Debt Instrument [Line Items]
Total	16,668	17,875
Commencement	Aug. 01, 2012
Maturity	Aug. 01, 2014
Maxpente | Current loan agreement
Debt Instrument [Line Items]
Total	30,838	33,900
Commencement	Jul. 01, 2010
Maturity	Jan. 01, 2015
Marathassa | Current loan agreement
Debt Instrument [Line Items]
Total	10,207	13,305
Commencement	Feb. 01, 2005
Maturity	Feb. 01, 2017
Marinouk | Current loan agreement
Debt Instrument [Line Items]
Total	20,963	25,174
Commencement	Mar. 01, 2006
Maturity	Mar. 01, 2018
Petra | Current loan agreement
Debt Instrument [Line Items]
Total	22,220	22,220
Commencement	Jan. 01, 2007
Maturity	Jan. 01, 2019
Pemer | Current loan agreement
Debt Instrument [Line Items]
Total	22,218	22,218
Commencement	Mar. 01, 2007
Maturity	Mar. 01, 2019
Eptaprohi | Current loan agreement
Debt Instrument [Line Items]
Total	0	42,800
Commencement	Apr. 01, 2012
Maturity	Apr. 01, 2019
Maxeikosiena | Current loan agreement
Debt Instrument [Line Items]
Total	0	18,000
Commencement	Oct. 01, 2012
Maturity	Oct. 01, 2019
Soffive | Current loan agreement
Debt Instrument [Line Items]
Total	27,840	33,000
Commencement	Nov. 01, 2007
Maturity	Nov. 01, 2019
Kerasies | Current loan agreement
Debt Instrument [Line Items]
Total	24,744	30,932
Commencement	Dec. 01, 2007
Maturity	Dec. 01, 2019
Maxdekatria | Current loan agreement
Debt Instrument [Line Items]
Total	20,400	20,800
Commencement	Mar. 01, 2012
Maturity	Mar. 01, 2020
Maxdeka | Current loan agreement
Debt Instrument [Line Items]
Total	32,383	34,087
Commencement	Aug. 01, 2011
Maturity	Dec. 01, 2022
Staloudi | Current loan agreement
Debt Instrument [Line Items]
Total	27,520	27,520
Commencement	Jul. 01, 2008
Maturity	Jul. 01, 2023
Shikoku | Current loan agreement
Debt Instrument [Line Items]
Total	37,333	41,067
Commencement	Oct. 01, 2011
Maturity	Aug. 01, 2023
Maxeikositessera | Current loan agreement
Debt Instrument [Line Items]
Total	31,017	33,971
Commencement	Sep. 01, 2012
Maturity	Feb. 01, 2024
Maxenteka | Current loan agreement
Debt Instrument [Line Items]
Total	$ 31,500	$ 34,500
Commencement	Apr. 01, 2012
Maturity	Apr. 01, 2024